MERRILL LYNCH
                                                         RETIREMENT
                                                         RESERVES
                                                         MONEY FUND

                                                         Merrill Lynch
                                                         Retirement Series Trust

                               [GRAPHIC OMITTED]

                                    STRATEGIC
                                             Performance

                                                         Annual Report
                                                         October 31, 2000

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

DEAR SHAREHOLDER

For the year ended October 31, 2000, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of 5.93%* and 5.72%*, respectively. The Fund's Class I and Class II Shares had 7-day yields as of October 31, 2000 of 6.14% and 5.93%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at October 31, 2000 was 65 days, compared to 45 days at April 30, 2000.

The Environment

By October 31, 2000, there was ample evidence to indicate that the economy was finally beginning to moderate from the unsustainable growth rate of the previous three quarters. The increases in the Federal Funds rate so far this year have begun to have an effect. Since our last report to shareholders, the US equity market has also moderated, with major equity indexes experiencing volatility. Recently, weaker earnings reports by several technology leaders drove the technology-heavy NASDAQ significantly lower. The optimism that fueled unrealistic expectations in the equity market earlier this year is almost gone, as a weak euro has slowed demand from overseas. The stock and bond markets are presently driven by expectations of a neutral monetary policy from the Federal Reserve Board, although concern remains in the equity market that the economy may have a harder landing than is currently anticipated. Although the labor market is still tight, with the unemployment rate hovering around 4%, continued productivity gains will most likely alleviate inflationary pressures from gains in wages and benefits. The extraordinary rise in oil and gasoline prices, while eating into corporate profits, has also contributed to the drop in consumer confidence. Investors are hoping that the economy has a soft landing, with gross domestic product growth more in line with the Federal Reserve Board's target of about 3%, making further interest rate increases unnecessary.

Portfolio Strategy

During the six-month period ended October 31, 2000, we pursued a strategy of adding fixed rate bank and corporate notes in the one-year sector. Our average life ranged from 39 days to 71 days. Even though we were in a rising interest rate environment for a majority of the time, the inversion in the US Treasury yield curve indicated that yields in the short-end of the yield curve would probably not rise to extreme levels, as the one-year sector represented the pivot point of the curve inversion. We targeted six-month certificates of deposit when a break-even analysis showed they had greater value. Nevertheless, since July, interest rates have declined, while credit and liquidity spreads have tightened. It appears that the Federal Reserve Board may have reached the culmination of its tightening cycle, causing investor demand to increase for corporate product and spreads to narrow further for both fixed rate and floating rate securities.

The Fund's portfolio composition at the end of the October period and as of our last report to shareholders is detailed below:

-------------------------------------------------------------------------------
                                                            10/31/00    4/30/00
-------------------------------------------------------------------------------
Bank Notes ...............................................      6.3%       5.9%
Certificates of Deposit ..................................      2.0        3.1
Certificates of Deposit--European ........................      3.5        7.1
Certificates of Deposit--Yankee ..........................     19.3        8.7
Commercial Paper .........................................     39.4       48.1
Corporate Notes ..........................................     15.5       16.2
Funding Agreements .......................................      2.2        1.8
Time Deposits ............................................      1.2         --
US Government, Agency &
Instrumentality Obligations--
Non-Discount .............................................     11.7       10.6
Liabilities in Excess of Other Assets ....................     (1.1)      (1.5)
                                                              -----      -----
Total ....................................................    100.0%     100.0%
                                                              =====      =====
-------------------------------------------------------------------------------

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ John Ng

John Ng
Vice President and Portfolio Manager

December 5, 2000

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                           Face     Interest      Maturity
Issue                     Amount      Rate*         Date         Value
------------------------------------------------------------------------
Bank Notes--6.3%
------------------------------------------------------------------------
American Express        $ 75,000     6.66+ %     3/07/2001   $    75,000
Centurion Bank
------------------------------------------------------------------------
Bank of America,         200,000     6.65+       6/06/2001       199,977
NA                         5,000     6.83+       7/11/2001         5,003
------------------------------------------------------------------------
Bank of America,         100,000     6.90       12/13/2000       100,024
NTSA
------------------------------------------------------------------------
Comerica Bank             50,000     6.559+      2/02/2001        49,994
                          50,000     6.535+      2/14/2001        49,991
------------------------------------------------------------------------
National City             50,000     6.788+      7/05/2001        50,006
Bank of Ohio
------------------------------------------------------------------------
National City Bank        25,000     6.67        3/13/2001        24,979
of Pennsylvania
------------------------------------------------------------------------
U.S. Bank, NA             45,000     6.88        4/04/2001        44,984
------------------------------------------------------------------------
U.S. Bank, NA,            25,000     6.635+      6/25/2001        24,994
North Dakota
------------------------------------------------------------------------
Total Bank Notes (Cost--$624,953) ........................       624,952

------------------------------------------------------------------------
Certificates of Deposit--2.0%
------------------------------------------------------------------------
Comerica Bank             50,000     6.63+       6/27/2001        49,987
------------------------------------------------------------------------
First Tennessee           75,000     6.57       12/28/2000        75,001
Bank, NA
------------------------------------------------------------------------
Old Kent Bank             75,000     6.65+       4/30/2001        74,993
------------------------------------------------------------------------
Total Certificates of Deposit
(Cost--$199,980) .........................................       199,981

------------------------------------------------------------------------
Certificates of Deposit--European--3.5%
------------------------------------------------------------------------
Bank Austria AG,          35,000     6.60       12/28/2000        35,009
London
------------------------------------------------------------------------
Bank of Scotland          15,000     6.66        1/19/2001        14,999
Treasury Services
PLC, London
------------------------------------------------------------------------
Bayerische Hypo- und      50,000     7.04        7/17/2001        50,108
Vereinsbank AG,
London
------------------------------------------------------------------------
Bayerische                55,000     6.88       12/29/2000        55,020
Landesbank
Girozentrale,
London
------------------------------------------------------------------------
ING Bank NV,              25,000     6.87       12/29/2000        25,009
London
------------------------------------------------------------------------
Landesbank                50,000     6.65        1/31/2001        50,000
Baden-Wurttemberg,
London
------------------------------------------------------------------------
Norddeutsche              50,000     6.65        1/30/2001        50,000
Landesbank                15,000     6.90        4/30/2001        15,051
Girozentrale, London
------------------------------------------------------------------------
Westdeutsche              50,000     7.00        5/02/2001        50,045
Landesbank
Girozentrale,
London
------------------------------------------------------------------------
Total Certificates of Deposit--
European (Cost--$345,015) ................................       345,241

------------------------------------------------------------------------
Certificates of Deposit--Yankee--19.3%
------------------------------------------------------------------------
Australia &               25,000     6.84        3/28/2001        24,984
New Zealand
Banking Group,
NY
------------------------------------------------------------------------
Bank Austria AG, NY       40,000     6.65+       7/05/2001        39,992
                          25,000     6.88        9/04/2001        25,017
------------------------------------------------------------------------
Bayerische Hypo- und      25,000     6.68        3/08/2001        24,971
Vereinsbank AG, NY        35,000     6.90        8/22/2001        35,024
                          25,000     6.88        9/04/2001        25,017
------------------------------------------------------------------------
Bayerische               150,000     6.585+     11/09/2000       149,997
Landesbank               145,000     6.64+       8/03/2001       144,963
Girozentrale, NY
------------------------------------------------------------------------
Canadian Imperial         25,000     7.13        6/29/2001        25,039
Bank of Commerce,         50,000     6.98        7/16/2001        50,040
NY
------------------------------------------------------------------------
Commerzbank AG,           75,000     6.57+       4/26/2001        74,989
NY                        25,000     7.145       6/26/2001        25,040
                          25,000     7.14        6/27/2001        25,040
                          50,000     7.00        7/17/2001        50,049
                          25,500     7.055       7/20/2001        25,535
                          49,500     7.00        8/02/2001        49,558
------------------------------------------------------------------------
Credit Agricole          150,000     6.61+      11/08/2000       149,998
Indosuez, NY              30,000     6.591+     11/29/2000        29,998
                          20,000     6.82        4/27/2001        19,987
------------------------------------------------------------------------
Den Danske Bank           25,000     6.90       12/07/2000        25,003
A/S, NY
------------------------------------------------------------------------
Deutsche Bank AG,         25,000     6.00       11/13/2000        24,991
NY                        25,000     6.75        3/20/2001        24,976
                          25,000     6.80        4/17/2001        24,981
                         100,000     6.70       10/10/2001        99,958
------------------------------------------------------------------------
Royal Bank of             25,000     6.525       1/16/2001        24,970
Canada, NY               100,000     6.62+       6/07/2001        99,970
                          50,000     6.615+      7/06/2001        49,973
------------------------------------------------------------------------
Svenska                   25,000     6.65        3/06/2001        24,969
Handelsbanken AB,         63,500     7.00        7/16/2001        63,560
NY                        79,000     6.89        8/24/2001        79,051
------------------------------------------------------------------------
UBS AG, Stanford         125,000     5.97       11/17/2000       124,942
                          25,000     6.85        3/28/2001        24,985
------------------------------------------------------------------------
Unibank A/S, NY           25,000     6.81        4/11/2001        24,982
                          25,000     6.80        4/17/2001        24,980
------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                           Face     Interest      Maturity
Issue                     Amount      Rate*         Date         Value
------------------------------------------------------------------------
Certificates of Deposit--Yankee (concluded)
------------------------------------------------------------------------
Westdeutsche            $ 50,000     6.66 %      1/31/2001   $    50,000
Landesbank
Girozentrale, NY
------------------------------------------------------------------------
Westpac Banking           25,000     6.59+      11/10/2000        25,000
Corp., NY                 75,000     6.59+      11/13/2000        74,999
                          25,000     6.79        4/12/2001        24,980
------------------------------------------------------------------------
Total Certificates of Deposit--
Yankee (Cost--$1,912,254) ................................     1,912,508

------------------------------------------------------------------------
Commercial Paper--39.4%
------------------------------------------------------------------------
AT&T Corp.                76,000     6.50       12/13/2000        75,413
                          24,000     6.50       12/14/2000        23,810
                          98,950     6.819+      7/13/2001        98,988
------------------------------------------------------------------------
Amsterdam Funding         24,000     6.51       12/05/2000        23,848
Corporation               50,000     6.52       12/06/2000        49,683
------------------------------------------------------------------------
Apreco, Inc.              20,000     6.51       11/01/2000        19,996
                          20,800     6.56       11/15/2000        20,744
                          39,200     6.58        1/24/2001        38,591
------------------------------------------------------------------------
Atlantis One              75,000     6.50       11/21/2000        74,716
Funding Corp.
------------------------------------------------------------------------
BASF AG                   60,000     6.50       12/15/2000        59,515
------------------------------------------------------------------------
BBL North America         75,000     6.51       11/27/2000        74,634
Funding Corp.
------------------------------------------------------------------------
Banco Itau SA             10,000     6.55       12/22/2000         9,907
------------------------------------------------------------------------
Banco Rio de la          112,500     6.48        3/08/2001       109,914
Plata SA
------------------------------------------------------------------------
Bear Stearns              39,000     6.50        2/15/2001        38,249
Companies, Inc.
------------------------------------------------------------------------
CXC Inc.                 100,000     6.50       11/28/2000        99,494
                          50,000     6.49       12/04/2000        49,694
                          15,000     6.54        1/25/2001        14,767
------------------------------------------------------------------------
Centric Capital Corp.     12,000     6.51       11/06/2000        11,987
                          10,488     6.50       11/13/2000        10,463
                           8,000     6.50       12/04/2000         7,951
                          15,000     6.48       12/21/2000        14,863
                           5,500     6.48       12/27/2000         5,444
                          12,058     6.50        3/09/2001        11,779
                           7,900     6.45        3/26/2001         7,693
                           7,000     6.41        4/23/2001         6,782
------------------------------------------------------------------------
Clipper Receivables       25,000     6.48       12/28/2000        24,740
Corp.
------------------------------------------------------------------------
Corporate Asset           50,000     6.50       11/14/2000        49,874
Funding Co., Inc.         49,700     6.50       11/16/2000        49,556
                          24,960     6.50       11/21/2000        24,865
                          10,000     6.50       11/22/2000         9,960
                          50,000     6.48       12/07/2000        49,666
                          50,000     6.48       12/08/2000        49,657
------------------------------------------------------------------------
Corporate                 60,000     6.55       11/03/2000        59,968
Receivables Corp.         45,000     6.50       11/07/2000        44,943
                          50,000     6.50       11/08/2000        49,928
------------------------------------------------------------------------
Credit Suisse First       15,000     6.48        3/16/2001        14,634
Boston Inc.               25,000     6.45        4/03/2001        24,310
------------------------------------------------------------------------
DaimlerChrysler           50,000     6.55       12/29/2000        49,471
North America             50,000     6.55        1/30/2001        49,163
Holdings Corp.           150,000     6.55        4/03/2001       145,862
                         125,000     6.55        4/20/2001       121,178
------------------------------------------------------------------------
Den Danske Corp.          21,000     6.47       12/29/2000        20,778
------------------------------------------------------------------------
Deutsche Bank             50,000     6.46        3/30/2001        48,656
Financial Inc.
------------------------------------------------------------------------
Edison Asset             189,000     6.65       11/01/2000       188,965
Securitization, LLC       80,000     6.50       11/16/2000        79,769
------------------------------------------------------------------------
Enterprise Funding        21,251     6.50        2/15/2001        20,842
Corp.
------------------------------------------------------------------------
Falcon Asset              43,000     6.50       11/30/2000        42,767
Securitization Corp.
------------------------------------------------------------------------
Formosa Plastics          30,000     6.67       12/20/2000        29,730
Corporation, Series II
------------------------------------------------------------------------
Forrestal Funding         19,320     6.51       11/01/2000        19,317
Master Trust              75,000     6.51       11/02/2000        74,973
                          35,428     6.51       11/13/2000        35,345
                          29,293     6.50       12/04/2000        29,113
                          17,360     6.51       12/07/2000        17,244
------------------------------------------------------------------------
General Electric         100,000     6.52        3/01/2001        97,826
Capital Corp.             40,000     6.52        5/01/2001        38,700
------------------------------------------------------------------------
General Electric          60,000     6.52        5/01/2001        58,050
Capital Services Inc.
------------------------------------------------------------------------
Internationale            50,000     6.44        3/29/2001        48,665
Nederlanden (US)          50,000     6.44        3/30/2001        48,656
Funding Corp.
------------------------------------------------------------------------
Kitty Hawk Funding        50,000     6.51       11/07/2000        49,937
Corp.                     80,408     6.49       12/08/2000        79,857
                          15,000     6.46        3/20/2001        14,623
------------------------------------------------------------------------
Old Line Funding          31,527     6.51       11/14/2000        31,447
Corp.                     38,583     6.51       11/16/2000        38,471
                          20,000     6.51       11/21/2000        19,924
                          27,742     6.51       11/22/2000        27,632
------------------------------------------------------------------------
Park Avenue               49,919     6.51       11/03/2000        49,892
Receivables Corp.         50,000     6.51       11/20/2000        49,819
                          10,321     6.50       11/27/2000        10,271
------------------------------------------------------------------------
Preferred Receivables     25,000     6.50       11/27/2000        24,878
Funding Corp.              6,025     6.50       11/29/2000         5,993
------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                           Face     Interest      Maturity
Issue                     Amount      Rate*         Date         Value
------------------------------------------------------------------------
Commercial Paper (concluded)
------------------------------------------------------------------------
Prudential              $ 25,000     6.45 %      3/23/2001   $    24,359
Funding LLC
------------------------------------------------------------------------
Rio Tinto                 50,000     6.48       12/18/2000        49,569
Limited                   50,000     6.48       12/19/2000        49,560
------------------------------------------------------------------------
Spintab AB               100,000     6.535      12/27/2000        98,977
------------------------------------------------------------------------
Tulip Funding Corp.       75,000     6.50       11/13/2000        74,824
------------------------------------------------------------------------
Unilever Capital          82,500     6.683+      9/07/2001        82,534
Corp.
------------------------------------------------------------------------
United Mexican            50,000     6.50       11/22/2000        49,801
States                    22,700     6.565      11/30/2000        22,577
------------------------------------------------------------------------
WCP Funding Inc.          50,000     6.50       12/12/2000        49,623
------------------------------------------------------------------------
Windmill Funding          15,000     6.50       11/01/2000        14,997
Corp.                    110,000     6.51       11/06/2000       109,881
                          75,000     6.50       11/10/2000        74,865
                          50,000     6.50       11/15/2000        49,865
                          25,000     6.49       12/11/2000        24,816
------------------------------------------------------------------------
Woolwich PLC              45,000     6.68       12/12/2000        44,660
------------------------------------------------------------------------
Total Commercial Paper (Cost--$3,899,426) ................     3,899,748

------------------------------------------------------------------------
Corporate Notes--15.5%
------------------------------------------------------------------------
AT&T Capital              10,000     7.50       11/15/2000        10,003
Corporation
------------------------------------------------------------------------
Abbey National            75,000     6.00       11/20/2000        74,965
Treasury Services PLC
------------------------------------------------------------------------
American Honda            25,000     6.68+       8/10/2001        25,000
Finance Corp.             25,000     6.68+       8/23/2001        24,998
------------------------------------------------------------------------
Associates                34,000     6.66+       6/26/2001        34,001
Corporation of
North America
------------------------------------------------------------------------
The CIT Group            127,000     6.609+      3/27/2001       126,965
Holdings, Inc.
------------------------------------------------------------------------
Chrysler Financial        27,500     5.25       10/22/2001        27,118
Corporation
------------------------------------------------------------------------
Credit Suisse             25,000     6.65+      10/10/2001        25,000
First Boston
International
(Guernsey) Ltd.
------------------------------------------------------------------------
Ford Motor Credit        150,000     6.60+      11/24/2000       149,995
Company                   25,000     6.838+     11/16/2001        25,040
------------------------------------------------------------------------
General Motors            25,000     7.021+     11/09/2000        25,001
Acceptance Corp.          48,500     6.83+      12/01/2000        48,500
                          33,000     6.71+       2/27/2001        32,998
                          50,000     6.723+      7/09/2001        49,980
                          10,000     6.90+       8/10/2001        10,018
------------------------------------------------------------------------
Goldman Sachs             18,000     6.55       12/22/2000        18,000
Group, Inc.              125,000     6.629+      3/21/2001       125,000
                          50,000     6.629+      4/25/2001        50,000
                          27,000     6.923+     11/13/2001        26,998
------------------------------------------------------------------------
Household Finance         25,000     6.763+     11/01/2000        25,000
Corp.                     75,000     6.715+      7/20/2001        75,031
                         100,000     6.65+      11/16/2001        99,967
------------------------------------------------------------------------
International             28,500     6.684+      5/21/2001        28,506
Business Machines
Corp.
------------------------------------------------------------------------
LINCS, Series 1998-2      50,000     6.618+      3/01/2001        50,000
------------------------------------------------------------------------
Morgan Stanley,           25,000     6.60+       3/16/2001        25,000
Dean Witter & Co.         50,000     6.64+      11/16/2001        49,998
------------------------------------------------------------------------
National Rural            20,000     6.10       12/22/2000        19,970
Utilities Cooperative
Finance Corp.
------------------------------------------------------------------------
NationsBank Corp.         15,000     6.90+       5/25/2001        15,024
------------------------------------------------------------------------
Salomon Smith             18,000     7.02+       8/23/2001        18,048
Barney Holdings,
Inc.
------------------------------------------------------------------------
Strategic Money          175,000     6.66+       9/24/2001       175,000
Market Trust 2000-H
------------------------------------------------------------------------
Structured Asset          40,000     6.723+     10/04/2001        40,000
Vehicle Securities
Trust, Series 99-1
------------------------------------------------------------------------
Total Corporate Notes
(Cost--$1,531,133) .......................................     1,531,124

------------------------------------------------------------------------
Funding Agreements--2.2%
------------------------------------------------------------------------
General Electric          50,000     6.688+      5/18/2001        50,000
Life and Annuity
Assurance Co.
------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                           Face     Interest      Maturity
Issue                     Amount      Rate*         Date         Value
------------------------------------------------------------------------
Funding Agreements (concluded)
------------------------------------------------------------------------
Hartford Life           $ 50,000     6.678+%    12/01/2000   $    50,000
Insurance Company
------------------------------------------------------------------------
Jackson National          50,000     6.669+      5/01/2001        50,000
Life Insurance Co.
------------------------------------------------------------------------
Monumental Life           30,000     6.764+      8/17/2001        30,000
Insurance Company
------------------------------------------------------------------------
Principal Life            20,000     6.719+      5/16/2001        20,000
Insurance Co.
------------------------------------------------------------------------
The Travelers             20,000     6.658+      2/01/2001        20,000
Insurance Company
------------------------------------------------------------------------
Total Funding Agreements
(Cost--$220,000) .........................................       220,000

------------------------------------------------------------------------
Time Deposits--1.2%
------------------------------------------------------------------------
Deutsche Bank AG         118,500     6.625      11/01/2000       118,500
------------------------------------------------------------------------
Total Time Deposits
(Cost--$118,500) .........................................       118,500

------------------------------------------------------------------------
US Government, Agency & Instrumentality Obligations--
Non-Discount--11.7%
------------------------------------------------------------------------
Federal Home               6,500     4.905      11/20/2000         6,494
Loan Banks                13,050     5.33        3/20/2001        12,982
------------------------------------------------------------------------
Federal Home              30,000     5.05       11/17/2000        29,979
Loan Mortgage             25,000     5.13       11/24/2000        24,976
Corporation               52,000     5.18       11/24/2000        51,953
                          17,525     5.25        1/19/2001        17,470
                          40,000     5.15        1/26/2001        39,853
                          20,000     5.18        2/09/2001        19,917
                          20,000     5.53        3/09/2001        19,918
                          15,000     7.15        7/11/2002        15,057
------------------------------------------------------------------------
US Government, Agency & Instrumentality Obligations--
Non-Discount (concluded)
------------------------------------------------------------------------
Federal                   50,000     5.07       12/14/2000        49,923
National Mortgage         23,500     5.21        1/26/2001        23,432
Association               33,150     5.52        3/06/2001        33,046
                          50,000     6.874+      3/07/2001        50,000
                          20,000     5.48        5/03/2001        19,894
                          12,000     6.00        6/21/2001        11,958
                          10,000     6.00        7/17/2001         9,961
                          50,000     6.644+      9/17/2001        49,966
                          20,000     6.625      11/05/2001        19,976
                           9,000     5.67        3/04/2002         8,904
                          50,000     6.854+      4/19/2002        50,000
                          22,315     6.64        7/10/2002        22,259
                          17,900     6.55        7/15/2002        17,839
------------------------------------------------------------------------
Student Loan              50,000     4.75       12/11/2000        49,914
Marketing                  7,415     5.46        3/30/2001         7,384
Association               75,000     6.864+      8/23/2001        74,977
                         100,000     6.844+      2/28/2002        99,954
                          70,000     6.814+      3/11/2002        69,954
                          75,000     6.814+      3/18/2002        74,951
                         100,000     6.814+      4/12/2002        99,959
                          50,000     6.844+      4/25/2002        49,972
------------------------------------------------------------------------
US Treasury Notes         25,000     4.625      11/30/2000        24,962
------------------------------------------------------------------------
Total US Government, Agency &
Instrumentality Obligations--
Non-Discount (Cost--$1,158,453) ..........................     1,157,784
------------------------------------------------------------------------
Total Investments (Cost--$10,009,714)--101.1% ............    10,009,838

Liabilities in Excess of Other Assets--(1.1%) ............      (112,917)
                                                             -----------
Net Assets--100.0% .......................................   $ 9,896,921
                                                             ===========
------------------------------------------------------------------------
* Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at October 31, 2000.
+     Floating rate note.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of October 31, 2000

Assets:        Investments, at value (identified cost--$10,009,713,848*)                     $10,009,838,183
               Receivables:
                  Interest .............................................   $    83,618,176
                  Beneficial interest sold .............................           976,346        84,594,522
                                                                           ---------------
               Prepaid registration fees and other assets ..............                             461,709
                                                                                             ---------------
               Total assets ............................................                      10,094,894,414
                                                                                             ---------------
------------------------------------------------------------------------------------------------------------
Liabilities:   Payables:
                  Beneficial interest redeemed .........................       110,762,198
                  Securities purchased .................................        75,098,143
                  Investment adviser ...................................         3,329,279
                  Distributor ..........................................           107,905       189,297,525
                                                                           ---------------
               Accrued expenses and other liabilities ..................                           8,675,528
                                                                                             ---------------
               Total liabilities .......................................                         197,973,053
                                                                                             ---------------
------------------------------------------------------------------------------------------------------------
Net Assets:    Net assets ..............................................                     $ 9,896,921,361
                                                                                             ===============
------------------------------------------------------------------------------------------------------------
Net Assets     Class I Shares of beneficial interest, $.10 par value,
Consist of:    unlimited number of shares authorized ...................                     $   930,352,225
               Class II Shares of beneficial interest, $.10 par value,
               unlimited number of shares authorized ...................                          59,327,478
               Paid-in capital in excess of par ........................                       8,907,117,323
               Unrealized appreciation on investments--net .............                             124,335
                                                                                             ---------------
               Net assets ..............................................                     $ 9,896,921,361
                                                                                             ===============
------------------------------------------------------------------------------------------------------------
Net Asset      Class I--Based on net assets of $9,303,582,585 and
Value:         9,303,522,248 shares outstanding ........................                     $          1.00
                                                                                             ===============
               Class II--Based on net assets of $593,338,776 and
               593,274,779 shares outstanding ..........................                     $          1.00
                                                                                             ===============
------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes. As of October 31, 2000, net unrealized appreciation for Federal income tax purposes amounted to $124,335, of which $1,592,746 related to appreciated securities and $1,468,411 related to depreciated securities.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

Statement of Operations

                                                                                                      For the Year Ended
                                                                                                        October 31, 2000
------------------------------------------------------------------------------------------------------------------------
Investment Income:    Interest and amortization of premium and discount earned .........                   $ 872,389,421
------------------------------------------------------------------------------------------------------------------------
Expenses:             Investment advisory fees .........................................   $  49,144,132
                      Transfer agent fees--Class I .....................................      16,892,945
                      Distribution fees--Class II ......................................       2,103,381
                      Accounting services ..............................................       1,390,153
                      Transfer agent fees--Class II ....................................       1,362,097
                      Printing and shareholder reports .................................         842,181
                      Registration fees ................................................         705,919
                      Custodian fees ...................................................         419,640
                      Professional fees ................................................         255,253
                      Trustees' fees and expenses ......................................         102,404
                      Pricing services .................................................          29,650
                      Other ............................................................         121,558
                                                                                           -------------
                      Total expenses ...................................................                      73,369,313
                                                                                                           -------------
                      Investment income--net ...........................................                     799,020,108
                                                                                                           -------------
------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-    Realized loss on investments--net ................................                        (482,835)
ized Gain (Loss) on   Change in unrealized appreciation/depreciation on investments--net                      14,387,777
Investments--Net:                                                                                          -------------
                      Net Increase in Net Assets Resulting from Operations .............                   $ 812,925,050
                                                                                                           =============
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

Statements of Changes in Net Assets

                                                                                                          For the
                                                                                                        Year Ended
                                                                                                        October 31,
                                                                                           ------------------------------------
Increase (Decrease) in Net Assets:                                                               2000                1999
-------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ............................................   $    799,020,108    $    699,683,340
                     Realized loss on investments--net .................................           (482,835)           (134,258)
                     Change in unrealized appreciation/depreciation on investments--net          14,387,777         (18,651,934)
                                                                                           ----------------    ----------------
                     Net increase in net assets resulting from operations ..............        812,925,050         680,897,148
                                                                                           ----------------    ----------------
-------------------------------------------------------------------------------------------------------------------------------
Dividends to         Investment income--net:
Shareholders:           Class I ........................................................       (740,405,441)       (659,925,475)
                        Class II .......................................................        (58,131,832)        (39,623,607)
                                                                                           ----------------    ----------------
                     Net decrease in net assets resulting from dividends to shareholders       (798,537,273)       (699,549,082)
                                                                                           ----------------    ----------------
-------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net increase (decrease) in net assets derived from beneficial
Transactions:        interest transactions .............................................     (5,347,226,094)      1,274,305,349
                                                                                           ----------------    ----------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase (decrease) in net assets ...........................     (5,332,838,317)      1,255,653,415
                     Beginning of year .................................................     15,229,759,678      13,974,106,263
                                                                                           ----------------    ----------------
                     End of year .......................................................   $  9,896,921,361    $ 15,229,759,678
                                                                                           ================    ================
-------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

Financial Highlights

The following per share data and ratios have been derived                                  Class I
from information provided in the financial statements.       ---------------------------------------------------------------------
                                                                                 For the Year Ended October 31,
                                                             ---------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2000           1999          1998            1997          1996
----------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of year ...   $     1.00    $      1.00    $      1.00    $      1.00    $     1.00
Operating                                                    ----------    -----------    -----------    -----------    ----------
Performance:        Investment income--net ...............        .0583          .0474          .0517          .0512         .0509
                    Realized and unrealized gain (loss) on
                    investments--net .....................        .0010         (.0012)         .0004          .0001        (.0002)
                                                             ----------    -----------    -----------    -----------    ----------
                    Total from investment operations .....        .0593          .0462          .0521          .0513         .0507
                                                             ----------    -----------    -----------    -----------    ----------
                    Less dividends and distributions:
                       Investment income--net ............       (.0583)        (.0474)        (.0517)        (.0512)       (.0509)
                       Realized gain on investments--net .           --             --         (.0001)        (.0001)       (.0001)
                                                             ----------    -----------    -----------    -----------    ----------
                    Total dividends and distributions ....       (.0583)        (.0474)        (.0518)        (.0513)       (.0510)
                                                             ----------    -----------    -----------    -----------    ----------
                    Net asset value, end of year .........   $     1.00    $      1.00    $      1.00    $      1.00    $     1.00
                                                             ==========    ===========    ===========    ===========    ==========
                    Total investment return ..............         5.93%          4.84%          5.31%          5.35%         5.19%
                                                             ==========    ===========    ===========    ===========    ==========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses .............................          .51%           .50%           .55%           .54%          .56%
Net Assets:                                                  ==========    ===========    ===========    ===========    ==========
                    Investment income and realized gain
                    on investments--net ..................         5.76%          4.75%          5.19%          5.13%         5.07%
                                                             ==========    ===========    ===========    ===========    ==========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of year (in thousands)   $9,303,582    $13,865,025    $13,917,721    $10,690,345    $9,340,229
Data:                                                        ==========    ===========    ===========    ===========    ==========
----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                 Class II
                                                                                ------------------------------------------
                                                                                                                 For the
The following per share data and ratios have been derived                           For the Year Ended           Period
from information provided in the financial statements.                                  October 31,           Oct. 5, 1998+
                                                                                ---------------------------   to Oct. 31,
Increase (Decrease) in Net Asset Value:                                            2000             1999           1998
--------------------------------------------------------------------------------------------------------------------------
Per Share             Net asset value, beginning of period ..................   $     1.00     $       1.00     $     1.00
Operating                                                                       ----------     ------------     ----------
Performance:          Investment income--net ................................        .0566            .0454          .0037
                      Realized and unrealized gain (loss) on investments--net        .0010           (.0019)         .0010
                                                                                ----------     ------------     ----------
                      Total from investment operations ......................        .0576            .0435          .0047
                                                                                ----------     ------------     ----------
                      Less dividends and distributions:
                         Investment income--net .............................       (.0566)          (.0454)        (.0037)
                         Realized gain on investments--net ..................           --               --           --++
                                                                                ----------     ------------     ----------
                      Total dividends and distributions .....................       (.0566)          (.0454)        (.0037)
                                                                                ----------     ------------     ----------
                      Net asset value, end of period ........................   $     1.00     $       1.00     $     1.00
                                                                                ==========     ============     ==========
                      Total investment return ...............................         5.72%            4.63%          5.16%*
                                                                                ==========     ============     ==========
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average     Expenses ..............................................          .71%             .71%           .72%*
Net Assets:                                                                     ==========     ============     ==========
                      Investment income and realized gain on investments--net         5.52%            4.54%          4.69%*
                                                                                ==========     ============     ==========
--------------------------------------------------------------------------------------------------------------------------
Supplemental          Net assets, end of period (in thousands) ..............   $  593,339     $  1,364,735     $   56,385
Data:                                                                           ==========     ============     ==========
--------------------------------------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.
++    Amount is less than $.0001 per share.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") acts as passive custodian. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers two classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government and Agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of
 .20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLIM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FAMD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(5,347,226,094) and $1,274,305,349 for the years ended October 31, 2000 and October 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares for the Year                                         Dollar
Ended October 31, 2000                        Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................        40,677,388,358       $ 40,677,388,358
Shares issued to share-
holders in reinvestment
of dividends .....................           738,753,837            738,753,837
                                        ----------------       ----------------
Total issued .....................        41,416,142,195         41,416,142,195
Shares redeemed ..................       (45,990,891,495)       (45,990,891,495)
                                        ----------------       ----------------
Net decrease .....................        (4,574,749,300)      $ (4,574,749,300)
                                        ================       ================
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class I Shares for the Year                                         Dollar
Ended October 31, 1999                        Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................        43,972,818,950       $ 43,972,818,950
Shares issued to share-
holders in reinvestment
of dividends .....................           659,870,375            659,870,375
                                        ----------------       ----------------
Total issued .....................        44,632,689,325         44,632,689,325
Shares redeemed ..................       (44,667,735,705)       (44,667,735,705)
                                        ----------------       ----------------
Net decrease .....................           (35,046,380)      $    (35,046,380)
                                        ================       ================
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class II Shares for the Year                                        Dollar
Ended October 31, 2000                        Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................         3,071,695,373       $  3,071,695,373
Shares issued to share-
holders in reinvestment
of dividends .....................            58,326,688             58,326,688
                                        ----------------       ----------------
Total issued .....................         3,130,022,061          3,130,022,061
Shares redeemed ..................        (3,902,498,855)        (3,902,498,855)
                                        ----------------       ----------------
Net decrease .....................          (772,476,794)      $   (772,476,794)
                                        ================       ================
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class II Shares for the Year                                        Dollar
Ended October 31, 1999                        Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................         7,590,795,757       $  7,590,795,757
Shares issued to share-
holders in reinvestment
of dividends .....................            39,614,823             39,614,823
                                        ----------------       ----------------
Total issued .....................         7,630,410,580          7,630,410,580
Shares redeemed ..................        (6,321,058,851)        (6,321,058,851)
                                        ----------------       ----------------
Net increase .....................         1,309,351,729       $  1,309,351,729
                                        ================       ================
-------------------------------------------------------------------------------

4. Capital Loss Carryforward:

At October 31, 2000, the Fund had a net capital loss carryforward of approximately $808,000, of which $325,000 expires in 2007 and $483,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
December 15, 2000

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2000

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Arthur Zeikel, Trustee
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
John Ng, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Retirement Reserves
Money Fund
Box 9011
Princeton, New Jersey
08543-9011                                                         #10262--10/00

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